Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 150,081	$ 192,356	$ 176,203